CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS)
Net income for the period	$ 5,838	$ 20,229	$ 20,830	$ 38,672
Other comprehensive income/(loss):
Unrealized gain/(loss) on available for sale securities	1,057	(308)	2,509	(34,107)
Amortization of deferred realized losses on cash flow hedges	921	921	1,832	1,832
Total Other Comprehensive Income/(Loss)	1,978	613	4,341	(32,275)
Comprehensive Income	$ 7,816	$ 20,842	$ 25,171	$ 6,397